Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 8.6%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 0.9300%, 6.5100%, 9/15/34 (144A)‡	$3,072,117	$2,981,344
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	5,543,158	5,462,565
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	973,033	963,489
Aimco 2020-11A AR,
CME Term SOFR 3 Month + 1.3916%, 6.6996%, 10/17/34 (144A)‡	1,836,000	1,824,762
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	332,348	314,671
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	293,644	280,154
Angel Oak Mortgage Trust I LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65 (144A)‡	725,067	651,172
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	1,276,217	1,115,548
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6915%, 7/18/34 (144A)‡	1,719,000	1,702,663
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	1,302,858	1,274,351
Babson CLO Ltd 2018-3A A1,
CME Term SOFR 3 Month + 1.2116%, 6.5378%, 7/20/29 (144A)‡	2,012,927	2,011,220
Babson CLO Ltd 2019-3A A1R,
CME Term SOFR 3 Month + 1.3316%, 6.6578%, 4/20/31 (144A)‡	7,227,000	7,192,708
Babson CLO Ltd 2020-4A A,
CME Term SOFR 3 Month + 1.4816%, 6.8078%, 1/20/32 (144A)‡	2,320,732	2,315,965
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	2,528,000	2,238,462
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2302%, 4/15/37 (144A)‡	9,908,000	9,728,259
BPR Trust 2023-BRK2 A, 0%, 11/5/28 (144A)‡	7,145,000	7,144,638
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	1,121,000	945,966
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	2,229,000	1,869,129
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 6.3667%, 10/15/36 (144A)‡	4,697,041	4,684,449
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.5267%, 10/15/36 (144A)‡	1,923,550	1,911,473
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 6.3767%, 10/15/37 (144A)‡	966,664	956,736
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2475%, 2/15/36 (144A)‡	5,213,000	5,116,340
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2475%, 2/15/36 (144A)‡	6,853,553	6,732,611
BX Commercial Mortgage Trust 2021-VINO A,
CME Term SOFR 1 Month + 0.7668%, 6.0988%, 5/15/38 (144A)‡	4,502,470	4,417,458
BX Commercial Mortgage Trust 2021-VOLT B,
CME Term SOFR 1 Month + 1.0645%, 6.3967%, 9/15/36 (144A)‡	4,636,000	4,478,095
BX Commercial Mortgage Trust 2021-VOLT D,
CME Term SOFR 1 Month + 1.7645%, 7.0967%, 9/15/36 (144A)‡	4,869,000	4,643,553
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0814%, 4/15/39 (144A)‡	5,967,491	5,772,165
BX Commercial Mortgage Trust 2023-VLT2 A,
CME Term SOFR 1 Month + 2.2810%, 7.6132%, 6/15/40 (144A)‡	2,107,000	2,103,477
BX Commercial Mortgage Trust 2023-VLT2 B,
CME Term SOFR 1 Month + 3.1290%, 8.4612%, 6/15/40 (144A)‡	4,685,000	4,676,096
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,023,266
CBAM CLO Management 2019-11RA A1,
CME Term SOFR 3 Month + 1.4416%, 6.4304%, 1/20/35 (144A)‡	4,973,000	4,925,344
CBAM CLO Management 2019-11RA B,
CME Term SOFR 3 Month + 2.0116%, 7.0004%, 1/20/35 (144A)‡	2,006,778	1,964,349
Cedar Funding Ltd 2019-11A A1R,
CME Term SOFR 3 Month + 1.3116%, 6.7155%, 5/29/32 (144A)‡	8,174,000	8,129,705
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9522%, 9/15/28 (144A)‡	7,203,000	7,219,236
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	4,384,266	3,841,020
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	1,655,880	1,316,450
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	6,717,772	6,497,518
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	15,932,112	15,317,614
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	400,608	390,639
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	996,776	968,124
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.5150%, 2/25/50 (144A)‡	4,281,723	4,051,051

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CIFC Funding Ltd 2018-3A A,
CME Term SOFR 3 Month + 1.3616%, 6.6715%, 7/18/31 (144A)‡	$3,233,000	$3,229,486
CIFC Funding Ltd 2021-4A A,
CME Term SOFR 3 Month + 1.3116%, 6.6196%, 7/15/33 (144A)‡	6,344,383	6,322,711
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.2072%, 1/23/35 (144A)‡	1,621,184	1,584,085
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	1,638,300	1,589,997
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61 (144A)Ç	1,423,654	1,318,057
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3467%, 11/15/37 (144A)‡	7,978,934	7,904,117
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7467%, 11/15/37 (144A)‡	2,944,057	2,912,900
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.0967%, 11/15/37 (144A)‡	2,955,853	2,922,658
COLT Funding LLC 2020-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.5000%, 1.8530%, 3/25/65 (144A)‡	22,967	22,721
COLT Funding LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65 (144A)‡	248,308	230,471
Connecticut Avenue Securities Trust 2018-R07,
US 30 Day Average SOFR + 2.5145%, 7.8294%, 4/25/31 (144A)‡	135,075	135,196
Connecticut Avenue Securities Trust 2019-R03,
US 30 Day Average SOFR + 2.2645%, 7.5794%, 9/25/31 (144A)‡	10,116	10,116
Connecticut Avenue Securities Trust 2019-R07,
US 30 Day Average SOFR + 2.2145%, 7.5294%, 10/25/39 (144A)‡	80,078	80,202
Connecticut Avenue Securities Trust 2021-R01 1M2,
US 30 Day Average SOFR + 1.5500%, 6.8650%, 10/25/41 (144A)‡	519,926	516,300
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 11/25/41 (144A)‡	12,768,015	12,475,875
Connecticut Avenue Securities Trust 2021-R03 1M1,
US 30 Day Average SOFR + 0.8500%, 6.1650%, 12/25/41 (144A)‡	2,292,296	2,273,307
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9650%, 12/25/41 (144A)‡	3,124,000	3,052,566
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 8.3150%, 1/25/42 (144A)‡	3,661,000	3,664,296
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 3/25/42 (144A)‡	5,782,165	5,832,457
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 3/25/42 (144A)‡	2,470,491	2,487,249
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2150%, 4/25/42 (144A)‡	3,133,120	3,139,712
Connecticut Avenue Securities Trust 2022-R05 2M2,
US 30 Day Average SOFR + 3.0000%, 8.3150%, 4/25/42 (144A)‡	2,737,000	2,776,237
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 8.0650%, 5/25/42 (144A)‡	1,899,864	1,947,435
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.8650%, 7/25/42 (144A)‡	1,635,251	1,664,152
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8150%, 9/25/42 (144A)‡	5,871,168	5,936,492
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7150%, 12/25/42 (144A)‡	2,878,920	2,926,994
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8150%, 4/25/43 (144A)‡	4,057,377	4,105,420
Connecticut Avenue Securities Trust 2023-R04 1M1,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 5/25/43 (144A)‡	4,970,250	5,033,513
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0150%, 7/25/43 (144A)‡	4,670,292	4,665,651
Consumer Loan Underlying Bond Credit Trust 2020-P1 C,
4.6100%, 3/15/28 (144A)	69,251	68,965
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	1,757,396	1,730,311
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3600%, 5/15/36 (144A)‡	7,863,437	7,843,911
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8100%, 5/15/36 (144A)‡	1,482,312	1,473,083
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4168%, 4/15/26 (144A)‡	3,098,283	3,060,190
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	6,003,000	5,976,849
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	4,917,000	4,202,424
Dryden Senior Loan Fund 2020-83A A,
CME Term SOFR 3 Month + 1.4816%, 6.7915%, 1/18/32 (144A)‡	2,264,477	2,260,326
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.7378%, 4/20/34 (144A)‡	2,590,000	2,578,236
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,089,000	2,940,301

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Extended Stay America Trust 2021-ESH A,
CME Term SOFR 1 Month + 1.1945%, 6.5265%, 7/15/38 (144A)‡	$2,457,010	$2,433,336
Fannie Mae REMICS, 3.0000%, 5/25/48	2,185,869	1,869,988
Fannie Mae REMICS, 3.0000%, 11/25/49	2,771,610	2,344,434
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	9,247,489	7,276,517
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	107,196	107,008
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60 (144A)‡	1,937,938	1,847,999
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
US 30 Day Average SOFR + 2.0645%, 7.3794%, 10/25/49 (144A)‡	27,984	28,018
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 12/25/50 (144A)‡	3,410,896	3,434,271
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
US 30 Day Average SOFR + 3.2145%, 8.5294%, 3/25/50 (144A)‡	1,120,515	1,156,117
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.9150%, 11/25/50 (144A)‡	3,659,880	3,705,568
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 8/25/33 (144A)‡	9,089,859	9,163,377
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1,
US 30 Day Average SOFR + 0.8000%, 6.1150%, 10/25/41 (144A)‡	3,297,540	3,291,486
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1,
US 30 Day Average SOFR + 0.8500%, 6.1650%, 11/25/41 (144A)‡	3,153,237	3,112,807
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5650%, 8/25/33 (144A)‡	9,692,945	9,631,476
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1,
US 30 Day Average SOFR + 0.9500%, 6.2650%, 12/25/41 (144A)‡	6,197,163	6,061,157
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A,
US 30 Day Average SOFR + 1.3000%, 6.6150%, 2/25/42 (144A)‡	1,249,302	1,246,131
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 4/25/42 (144A)‡	1,221,962	1,231,185
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 8.2650%, 6/25/42 (144A)‡	3,771,515	3,862,364
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 7.4650%, 9/25/42 (144A)‡	959,941	967,418
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 3/25/42 (144A)‡	7,713,277	7,778,343
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A,
US 30 Day Average SOFR + 2.6500%, 7.9650%, 7/25/42 (144A)‡	2,049,694	2,090,550
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 8/25/42 (144A)‡	1,870,075	1,894,619
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 4/25/43 (144A)‡	2,124,353	2,144,251
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 6/25/43 (144A)‡	547,987	550,608
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	12,029,055	9,529,845
GCAT 2023-INV1 A1, 6.0000%, 8/25/53 (144A)‡	7,961,161	7,691,736
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 6.4805%, 12/15/36 (144A)‡	5,612,000	5,585,176
Great Wolf Trust,
CME Term SOFR 1 Month + 1.4485%, 6.7805%, 12/15/36 (144A)‡	1,195,000	1,184,656
Great Wolf Trust,
CME Term SOFR 1 Month + 1.7475%, 7.0795%, 12/15/36 (144A)‡	1,332,000	1,317,559
Highbridge Loan Management Ltd 2021-16A B,
CME Term SOFR 3 Month + 1.9616%, 7.3072%, 1/23/35 (144A)‡	1,569,525	1,542,535
Hudson Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	2,291,000	2,036,172
Hudsons Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34 (144A)	934,661	791,892
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	4,018,245	3,933,720
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	6,696,000	6,293,918
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	4,540,000	4,207,266
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	843,462	827,016
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	4,255,009	4,221,981
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5678%, 3/20/30 (144A)‡	1,802,033	1,796,655
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	3,472,944	3,367,508
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	2,758,537	2,750,129
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1465%, 3/15/38 (144A)‡	9,993,858	9,788,340
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5465%, 3/15/38 (144A)‡	4,199,248	4,071,464
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6274%, 5/15/39 (144A)‡	11,353,000	11,151,384
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 7.1261%, 5/15/39 (144A)‡	1,854,000	1,815,476
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	3,246,000	3,231,236
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30 (144A)	1,785,000	1,754,944

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Madison Park Funding Ltd 2019-35A A1R,
CME Term SOFR 3 Month + 1.2516%, 6.5778%, 4/20/32 (144A)‡	$11,055,000	$11,018,165
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	1,846,000	1,840,684
MED Trust 2021-MDLN A,
CME Term SOFR 1 Month + 1.0645%, 6.3965%, 11/15/38 (144A)‡	1,582,406	1,543,523
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.5965%, 11/15/38 (144A)‡	6,303,747	6,000,653
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	3,118,582	2,857,922
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	3,886,471	3,561,691
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	2,790,462	2,106,233
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	8,225,778	6,472,274
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	5,807,000	5,842,544
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2474%, 4/15/38 (144A)‡	7,120,604	7,025,626
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.7974%, 4/15/38 (144A)‡	4,019,931	3,945,302
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.0742%, 3/15/39 (144A)‡	3,432,000	3,394,675
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	2,779,000	2,310,714
New Residential Mortgage Loan Trust 2018-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58 (144A)‡	382,731	361,048
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	849,131	791,584
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	2,219,722	1,985,108
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	3,575,167	3,214,407
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	889,956	881,293
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	1,182,921	1,181,211
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	4,407,545	4,028,763
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	4,859,421	3,825,157
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	9,066,941	7,148,100
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	3,348,982	2,541,795
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	9,106,108	7,174,146
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	3,861,462	2,957,373
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	1,275,029	1,248,530
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	2,307,314	2,248,210
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	6,489,285	6,048,924
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	4,695,379	4,392,748
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	6,937,109	6,726,155
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	765,230	764,361
Regatta XXIII Funding Ltd 2021-4A B,
CME Term SOFR 3 Month + 1.9616%, 7.2878%, 1/20/35 (144A)‡	1,732,772	1,709,336
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53‡	8,933,834	8,933,718
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	2,282,609	2,275,556
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	570,024	550,943
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	2,561,255	2,536,016
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32 (144A)	1,231,131	1,210,297
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	5,750,359	5,626,688
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	625,022	517,276
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	236,960	194,303
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28‡	10,692,000	10,609,495
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3330%, 1/15/39 (144A)‡	11,242,000	10,959,797
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.6678%, 1/20/32 (144A)‡	8,304,000	8,230,177
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.5210%, 1/28/50 (144A)‡	16,829	16,605
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0500%, 2.6240%, 1/28/50 (144A)‡	93,826	92,587
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.1775%, 11/15/38 (144A)‡	710,000	696,426
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	2,492,000	2,429,565
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,278,000	1,224,171
THL Credit Wind River CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.4216%, 6.7478%, 7/20/34 (144A)‡	2,394,000	2,364,207

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	$2,363,466	$2,361,494
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	103,253	103,038
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	3,656,288	3,334,918
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	2,140,334	1,613,394
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	412,018	408,191
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	400,275	394,543
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	2,603,359	2,559,396
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	3,197,032	3,172,620
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	4,798,000	4,332,362
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	3,097,000	2,580,999
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3475%, 7/15/39 (144A)‡	2,382,000	2,075,907
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	497,014	482,182
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.0951%, 1/18/37 (144A)‡	3,023,031	2,951,104
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
CME Term SOFR 1 Month + 1.2645%, 6.5975%, 2/15/40 (144A)‡	1,007,856	953,734
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	1,148,255	1,079,932
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	1,452,996	1,442,884
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26 (144A)	3,782,000	3,777,212
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	2,728,053	2,480,304
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	4,440,964	4,404,861
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	8,452,224	8,440,372
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $690,078,841)		664,733,969
Corporate Bonds– 10.8%
Banking – 4.2%
American Express Co, SOFR + 1.8350%, 5.0430%, 5/1/34‡	7,073,000	6,520,960
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	9,613,000	9,656,416
Bank of America Corp, SOFR + 1.5700%, 5.8190%, 9/15/29‡	14,856,000	14,673,679
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	14,186,000	13,805,540
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,µ	7,229,000	7,112,128
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	4,390,000	4,285,015
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	2,700,000	2,489,640
Bank of New York Mellon/The, SOFR + 2.0740%, 5.8340%, 10/25/33‡	7,120,000	6,998,921
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	15,654,000	11,664,896
Barclays PLC, SOFR + 1.8800%, 6.4960%, 9/13/27‡	3,400,000	3,390,980
Barclays PLC, SOFR + 2.2200%, 6.4900%, 9/13/29‡	2,677,000	2,655,110
Barclays PLC, SOFR + 2.6200%, 6.6920%, 9/13/34‡	5,511,000	5,380,285
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	3,776,000	3,364,046
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	7,487,000	7,228,549
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	7,930,000	7,749,965
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	11,561,000	10,777,032
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	2,339,000	2,231,736
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	555,000	539,488
Cooperatieve Rabobank UA,
US Treasury Yield Curve Rate 1 Year + 1.4000%, 5.5640%, 2/28/29 (144A)‡	10,403,000	10,139,135
Deutsche Bank AG / New York, SOFR + 3.0430%, 3.5470%, 9/18/31‡	1,446,000	1,165,772
Deutsche Bank AG / New York, SOFR + 3.6500%, 7.0790%, 2/10/34‡	3,831,000	3,462,234
Goldman Sachs Group Inc, 3.5000%, 4/1/25	12,173,000	11,721,033
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	3,109,000	3,095,184
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	7,427,000	7,226,342
JPMorgan Chase & Co, CME Term SOFR 3 Month + 2.5150%, 2.9560%, 5/13/31‡	6,345,000	5,213,209
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	12,436,000	11,954,489
JPMorgan Chase & Co, SOFR + 1.8450%, 5.3500%, 6/1/34‡	3,065,000	2,906,469
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	2,000,000	1,933,139
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	4,950,000	4,892,345
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	8,296,000	7,793,201
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	3,799,614
Morgan Stanley, SOFR + 1.2950%, 5.0500%, 1/28/27‡	2,202,000	2,158,470
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	3,223,000	2,868,729
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	730,000	665,654
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	4,943,000	4,760,187
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,890,000	6,628,557
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	3,306,000	3,221,594
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,523,000	4,349,406
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34‡	2,189,000	2,032,443
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	10,987,000	10,363,947
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,883,000	1,759,995

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	$8,080,000	$6,272,509
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	9,960,000	9,726,067
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	11,066,000	10,735,278
PNC Financial Services Group Inc/The, SOFR + 2.1400%, 6.0370%, 10/28/33‡	3,045,000	2,955,086
PNC Financial Services Group Inc/The, SOFR + 1.9330%, 5.0680%, 1/24/34‡	4,710,000	4,271,259
Royal Bank of Canada, 5.0000%, 5/2/33	10,949,000	10,172,430
State Street Corp, SOFR + 1.5670%, 4.8210%, 1/26/34‡	2,215,000	2,019,622
Sumitomo Mitsui Financial Group Inc, 5.7100%, 1/13/30	6,402,000	6,263,835
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	8,031,000	7,924,475
Sumitomo Mitsui Financial Group Inc, 5.7760%, 7/13/33	1,534,000	1,499,412
Toronto-Dominion Bank/The, 5.5230%, 7/17/28	9,834,000	9,706,540
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	4,253,000	4,206,737
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	6,821,000	6,639,426
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34‡	983,000	865,489
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34‡	2,292,000	2,161,700
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	4,543,291
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	5,490,000	4,112,998
		328,711,688
Basic Industry – 0.3%
Celanese US Holdings LLC, 6.3500%, 11/15/28	3,134,000	3,094,611
Celanese US Holdings LLC, 6.3300%, 7/15/29	3,103,000	3,041,595
Celanese US Holdings LLC, 6.5500%, 11/15/30	7,857,000	7,689,098
Celanese US Holdings LLC, 6.7000%, 11/15/33	7,655,000	7,451,487
		21,276,791
Brokerage – 0.4%
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	9,215,000	8,963,952
Nasdaq Inc, 5.3500%, 6/28/28	1,572,000	1,543,280
Nasdaq Inc, 5.5500%, 2/15/34	10,515,000	10,036,068
Nasdaq Inc, 5.9500%, 8/15/53	4,964,000	4,636,780
Nasdaq Inc, 6.1000%, 6/28/63	2,108,000	1,960,413
		27,140,493
Capital Goods – 0.2%
General Dynamics Corp, 3.5000%, 4/1/27	2,033,000	1,917,765
L3Harris Technologies Inc, 5.4000%, 7/31/33	5,542,000	5,327,374
Lockheed Martin Corp, 4.4500%, 5/15/28	2,938,000	2,843,445
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	5,593,000	5,440,124
		15,528,708
Communications – 0.1%
AT&T Inc, 3.6500%, 9/15/59	604,000	367,503
Comcast Corp, 4.5500%, 1/15/29	4,722,000	4,534,728
Comcast Corp, 4.8000%, 5/15/33	3,527,000	3,308,828
Fox Corp, 4.0300%, 1/25/24	2,592,000	2,573,620
		10,784,679
Consumer Cyclical – 0.4%
CBRE Services Inc, 5.9500%, 8/15/34	13,470,000	12,705,049
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,518,007
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	318,895
LKQ Corp, 5.7500%, 6/15/28 (144A)	6,947,000	6,786,634
LKQ Corp, 6.2500%, 6/15/33 (144A)	6,533,000	6,317,037
		28,645,622
Consumer Non-Cyclical – 1.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	4,757,000	4,701,708
Amgen Inc, 5.1500%, 3/2/28	5,843,000	5,746,566
Amgen Inc, 5.2500%, 3/2/30	4,659,000	4,551,781
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	1,899,000	1,799,251
CSL Finance Ltd, 4.0500%, 4/27/29 (144A)	4,016,000	3,746,039
CVS Health Corp, 5.0500%, 3/25/48	2,563,000	2,129,457
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	2,932,696
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	1,853,433
GE HealthCare Technologies Inc, 5.6500%, 11/15/27	7,343,000	7,330,951
GE HealthCare Technologies Inc, 5.8570%, 3/15/30	1,534,000	1,521,784
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27	3,423,000	3,175,686
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29	1,746,000	1,565,736
Hasbro Inc, 3.9000%, 11/19/29	14,522,000	12,846,425
Hasbro Inc, 5.1000%, 5/15/44	1,750,000	1,429,936
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,145,615
HCA Inc, 5.3750%, 9/1/26	883,000	866,576
HCA Inc, 5.2000%, 6/1/28	1,886,000	1,822,760
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,292,365
HCA Inc, 5.8750%, 2/1/29	1,902,000	1,871,147

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
HCA Inc, 3.6250%, 3/15/32	$3,617,000	$2,998,090
HCA Inc, 5.5000%, 6/1/33	6,170,000	5,835,114
Illumina Inc, 5.8000%, 12/12/25	3,833,000	3,808,249
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	5,277,000	4,926,276
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	2,646,000	2,106,773
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	4,058,000	3,061,281
Mondelez International Inc, 2.7500%, 4/13/30	331,000	278,466
Pfizer Investment Enterprises Pte Ltd, 4.4500%, 5/19/28	7,708,000	7,431,401
Pfizer Investment Enterprises Pte Ltd, 4.6500%, 5/19/30	4,321,000	4,140,833
Pilgrim's Pride Corp, 6.2500%, 7/1/33	7,777,000	7,308,741
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	2,397,735
		107,622,871
Electric – 0.7%
American Electric Power Co Inc, 5.6250%, 3/1/33	7,210,000	6,976,800
Duke Energy Corp, 4.3000%, 3/15/28	4,905,000	4,650,930
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	4,842,000	3,600,834
Exelon Corp, 5.1500%, 3/15/28	3,482,000	3,417,111
Exelon Corp, 5.3000%, 3/15/33	5,577,000	5,318,067
Georgia Power Co, 4.6500%, 5/16/28	3,719,000	3,587,847
Georgia Power Co, 4.9500%, 5/17/33	5,879,000	5,510,612
National Grid PLC, 5.6020%, 6/12/28	2,632,000	2,603,331
National Grid PLC, 5.8090%, 6/12/33	5,522,000	5,363,644
Xcel Energy Inc, 5.4500%, 8/15/33	12,481,000	11,910,954
		52,940,130
Energy – 0.4%
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30 (144A)	1,790,000	1,766,956
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33 (144A)	4,304,000	4,201,155
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43 (144A)	868,000	845,512
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53 (144A)	4,489,000	4,388,566
Columbia Pipelines Operating Company LLC, 6.7140%, 8/15/63 (144A)	855,000	834,766
Enbridge Inc, 5.7000%, 3/8/33	3,868,000	3,705,539
Energy Transfer LP, 5.5500%, 2/15/28	4,769,000	4,684,673
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	176,091
EQT Corp, 5.7000%, 4/1/28	2,465,000	2,415,910
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	3,621,000	3,330,651
Southwestern Energy Co, 4.7500%, 2/1/32	3,664,000	3,144,768
		29,494,587
Finance Companies – 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	3,328,000	3,121,007
Air Lease Corp, 1.8750%, 8/15/26	4,823,000	4,284,997
Ares Capital Corp, 2.8750%, 6/15/27	3,532,000	3,081,566
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	5,212,000	5,170,090
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	798,044
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	3,051,000	3,024,303
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	3,792,000	3,023,627
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	4,001,000	3,523,641
		26,027,275
Government Sponsored – 0.1%
Electricite de France SA, 5.7000%, 5/23/28 (144A)	3,030,000	3,000,588
Electricite de France SA, 6.2500%, 5/23/33 (144A)	4,750,000	4,754,941
		7,755,529
Insurance – 0.5%
Athene Global Funding, 2.7170%, 1/7/29 (144A)	6,386,000	5,304,731
Athene Global Funding, 2.6460%, 10/4/31 (144A)	5,823,000	4,311,501
Brown & Brown Inc, 4.9500%, 3/17/52	5,658,000	4,505,505
Centene Corp, 4.2500%, 12/15/27	16,441,000	15,157,122
Centene Corp, 2.4500%, 7/15/28	4,942,000	4,175,219
Centene Corp, 3.0000%, 10/15/30	5,197,000	4,191,952
UnitedHealth Group Inc, 5.2500%, 2/15/28	3,234,000	3,239,495
		40,885,525
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.0000%, 6/15/28	3,231,000	2,672,565
Agree LP, 2.9000%, 10/1/30	2,058,000	1,656,435
Agree LP, 2.6000%, 6/15/33	2,424,000	1,770,048
American Tower Trust I, 5.4900%, 3/15/28 (144A)	11,317,000	11,087,254
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,159,029
Sun Communities Operating LP, 2.7000%, 7/15/31	6,161,000	4,741,666
		26,086,997
Technology – 1.4%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	2,709,715
Broadcom Inc, 2.6000%, 2/15/33 (144A)	3,961,000	2,953,655

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
Broadcom Inc, 3.4690%, 4/15/34 (144A)	$6,401,000	$5,027,417
Broadcom Inc, 3.1370%, 11/15/35 (144A)	7,960,000	5,803,490
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	3,797,000	3,059,407
Equinix Inc, 2.1500%, 7/15/30	2,665,000	2,093,175
Fiserv Inc, 5.4500%, 3/2/28	6,013,000	5,960,139
Fiserv Inc, 5.6250%, 8/21/33	6,078,000	5,889,241
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	10,765,000	10,283,290
Global Payments Inc, 2.1500%, 1/15/27	3,318,000	2,925,227
Leidos Inc, 2.3000%, 2/15/31	1,365,000	1,049,723
Leidos Inc, 5.7500%, 3/15/33	4,558,000	4,368,207
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,320,989
Marvell Technology Inc, 4.8750%, 6/22/28	4,065,000	3,883,902
Micron Technology Inc, 6.7500%, 11/1/29	3,372,000	3,426,104
Micron Technology Inc, 5.8750%, 9/15/33	3,700,000	3,524,082
MSCI Inc, 4.0000%, 11/15/29 (144A)	422,000	370,644
MSCI Inc, 3.6250%, 9/1/30 (144A)	8,577,000	7,188,737
MSCI Inc, 3.8750%, 2/15/31 (144A)	6,019,000	5,099,329
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,092,077
Trimble Inc, 4.7500%, 12/1/24	5,510,000	5,426,803
Trimble Inc, 4.9000%, 6/15/28	2,548,000	2,436,657
Trimble Inc, 6.1000%, 3/15/33	11,743,000	11,504,948
Workday Inc, 3.5000%, 4/1/27	2,530,000	2,360,578
Workday Inc, 3.8000%, 4/1/32	4,129,000	3,540,291
		107,297,827
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000	3,738,782
GXO Logistics Inc, 2.6500%, 7/15/31	647,000	490,893
		4,229,675
Total Corporate Bonds (cost $898,232,994)		834,428,397
Mortgage-Backed Securities– 11.7%
Fannie Mae:
3.0000%, TBA, 15 Year Maturity	15,458,791	13,977,607
3.5000%, TBA, 15 Year Maturity	26,592,000	24,569,359
4.0000%, TBA, 15 Year Maturity	26,115,000	24,632,713
4.0000%, TBA, 30 Year Maturity	3,876,934	3,451,313
4.5000%, TBA, 30 Year Maturity	14,452,429	13,263,876
5.5000%, TBA, 30 Year Maturity	3,151,441	3,044,699
6.0000%, TBA, 30 Year Maturity	7,536,891	7,437,404
		90,376,971
Fannie Mae Pool:
3.0000%, 10/1/34	272,090	247,912
2.5000%, 11/1/34	201,657	178,986
3.0000%, 11/1/34	122,518	111,705
3.0000%, 12/1/34	118,061	107,582
2.5000%, 12/1/36	12,880,866	11,409,383
6.0000%, 2/1/37	50,655	52,315
4.5000%, 11/1/42	283,135	267,255
3.0000%, 1/1/43	169,495	145,045
3.0000%, 2/1/43	40,305	34,434
3.0000%, 5/1/43	399,899	341,215
5.0000%, 7/1/44	31,361	30,355
4.5000%, 10/1/44	712,243	672,489
4.5000%, 3/1/45	1,066,599	1,007,066
4.0000%, 5/1/45	228,300	208,075
4.5000%, 6/1/45	540,219	505,983
3.5000%, 12/1/45	398,388	350,158
3.0000%, 1/1/46	67,603	57,179
4.5000%, 2/1/46	1,241,519	1,171,768
3.5000%, 7/1/46	741,492	651,999
3.0000%, 2/1/47	12,203,183	10,432,450
3.0000%, 3/1/47	1,318,270	1,118,339
3.5000%, 3/1/47	344,388	302,696
3.5000%, 7/1/47	307,481	270,257
3.5000%, 8/1/47	248,869	217,489
3.5000%, 8/1/47	231,500	203,722
4.0000%, 10/1/47	1,287,166	1,165,621
4.0000%, 11/1/47	1,814,550	1,643,548
3.5000%, 12/1/47	116,504	102,525
3.5000%, 12/1/47	68,755	60,505
3.5000%, 1/1/48	665,452	581,980
4.0000%, 1/1/48	2,510,683	2,289,124
4.0000%, 1/1/48	2,414,659	2,185,353
4.0000%, 1/1/48	1,074,754	973,267

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 2/1/48	$630,602	$536,178
3.5000%, 3/1/48	103,854	91,310
4.0000%, 3/1/48	735,305	670,454
4.5000%, 3/1/48	28,604	26,725
5.0000%, 5/1/48	648,020	621,936
4.5000%, 6/1/48	1,408,949	1,316,400
3.5000%, 7/1/48	7,830,642	6,851,895
4.0000%, 7/1/48	1,574,963	1,424,042
4.0000%, 8/1/48	722,511	653,276
4.5000%, 8/1/48	13,907	12,994
4.0000%, 9/1/48	1,720,414	1,557,958
4.0000%, 10/1/48	607,693	550,931
4.0000%, 11/1/48	1,847,014	1,670,023
4.0000%, 12/1/48	293,734	265,587
4.0000%, 2/1/49	370,580	335,069
3.5000%, 5/1/49	3,333,858	2,903,795
3.5000%, 6/1/49	8,137,800	7,111,720
4.0000%, 6/1/49	239,610	216,461
4.5000%, 6/1/49	123,286	114,811
3.0000%, 8/1/49	811,865	673,027
4.5000%, 8/1/49	174,855	162,835
3.0000%, 9/1/49	4,634,368	3,879,699
3.0000%, 9/1/49	173,145	146,017
4.0000%, 9/1/49	1,159,966	1,047,951
4.0000%, 11/1/49	3,931,066	3,554,371
4.0000%, 11/1/49	347,823	314,943
3.5000%, 12/1/49	10,108,168	8,833,648
4.5000%, 1/1/50	3,063,675	2,862,434
4.5000%, 1/1/50	236,944	220,658
4.0000%, 3/1/50	5,729,556	5,194,380
4.0000%, 3/1/50	3,090,149	2,794,035
4.0000%, 3/1/50	1,180,875	1,067,718
4.0000%, 4/1/50	752,749	678,127
4.5000%, 7/1/50	4,980,749	4,581,272
2.5000%, 8/1/50	22,043,523	17,812,131
2.5000%, 8/1/50	645,857	522,568
4.0000%, 8/1/50	682,672	614,997
4.0000%, 9/1/50	6,009,651	5,429,035
4.0000%, 10/1/50	6,239,001	5,649,220
4.5000%, 10/1/50	3,784,197	3,535,627
4.5000%, 12/1/50	5,360,278	4,991,847
3.5000%, 2/1/51	4,613,293	4,018,184
4.0000%, 3/1/51	16,081,912	14,528,175
4.0000%, 3/1/51	310,060	280,104
4.0000%, 3/1/51	156,267	141,292
4.0000%, 8/1/51	2,921,386	2,641,444
4.0000%, 10/1/51	16,941,222	15,304,464
4.0000%, 10/1/51	2,272,323	2,052,785
3.0000%, 12/1/51	49,692,331	41,452,958
2.5000%, 1/1/52	4,032,013	3,242,725
3.5000%, 1/1/52	2,078,089	1,815,313
2.5000%, 2/1/52	19,868,110	15,969,600
3.5000%, 2/1/52	5,414,230	4,727,926
2.5000%, 3/1/52	8,166,769	6,559,197
2.5000%, 3/1/52	8,054,621	6,474,148
2.5000%, 3/1/52	3,012,646	2,422,182
2.5000%, 3/1/52	696,394	559,206
2.5000%, 3/1/52	659,529	529,705
2.5000%, 3/1/52	564,960	454,104
2.5000%, 3/1/52	236,515	190,098
3.0000%, 3/1/52	3,869,689	3,232,885
3.5000%, 3/1/52	19,615,633	17,080,813
3.5000%, 3/1/52	5,643,618	4,904,256
3.5000%, 3/1/52	3,872,957	3,380,385
3.0000%, 4/1/52	8,376,140	6,996,865
3.0000%, 4/1/52	3,255,413	2,726,741
3.0000%, 4/1/52	2,800,436	2,339,028
3.5000%, 4/1/52	2,810,316	2,430,972
3.5000%, 4/1/52	2,146,876	1,869,447
3.5000%, 4/1/52	1,541,808	1,333,556
3.5000%, 4/1/52	920,916	796,608
3.5000%, 4/1/52	519,409	449,316
3.5000%, 4/1/52	457,214	395,458
4.0000%, 4/1/52	2,410,988	2,159,654

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.5000%, 4/1/52	$457,260	$419,842
4.5000%, 4/1/52	386,777	355,126
4.5000%, 4/1/52	221,752	203,606
4.5000%, 4/1/52	201,361	184,883
4.5000%, 4/1/52	176,049	161,643
4.5000%, 4/1/52	113,361	104,058
3.5000%, 5/1/52	2,671,021	2,319,442
3.5000%, 5/1/52	1,587,425	1,372,906
4.5000%, 5/1/52	613,662	563,445
3.5000%, 6/1/52	9,119,468	7,932,545
3.5000%, 6/1/52	5,305,156	4,625,519
3.5000%, 7/1/52	11,781,275	10,226,893
3.5000%, 7/1/52	1,346,604	1,171,340
3.5000%, 7/1/52	487,327	424,746
4.5000%, 7/1/52	2,475,505	2,276,569
3.5000%, 8/1/52	2,356,707	2,045,042
3.5000%, 8/1/52	886,948	771,235
4.5000%, 8/1/52	9,160,153	8,424,026
3.5000%, 9/1/52	4,387,936	3,810,364
5.0000%, 9/1/52	4,414,224	4,164,344
5.5000%, 9/1/52	11,532,978	11,170,068
5.0000%, 10/1/52	1,998,254	1,891,068
5.0000%, 10/1/52	878,646	831,516
5.5000%, 10/1/52	301,844	293,661
4.5000%, 11/1/52	6,473,599	5,992,100
5.0000%, 11/1/52	4,906,654	4,643,462
5.5000%, 11/1/52	4,378,826	4,260,118
5.0000%, 1/1/53	3,801,407	3,591,839
5.0000%, 1/1/53	1,231,664	1,165,597
5.0000%, 1/1/53	393,265	371,841
5.0000%, 2/1/53	499,324	472,490
5.0000%, 3/1/53	1,061,693	1,001,318
5.0000%, 3/1/53	288,063	272,341
5.5000%, 3/1/53	201,785	195,531
5.0000%, 4/1/53	1,389,258	1,310,255
5.0000%, 4/1/53	555,937	525,595
5.0000%, 4/1/53	329,730	310,979
5.0000%, 4/1/53	276,606	260,876
5.5000%, 4/1/53	96,242	93,259
5.0000%, 5/1/53	283,138	267,684
5.5000%, 5/1/53	179,601	174,034
5.5000%, 5/1/53	93,330	90,437
5.0000%, 6/1/53	1,152,063	1,100,580
5.0000%, 6/1/53	402,080	379,798
5.0000%, 6/1/53	346,837	327,907
5.5000%, 6/1/53	10,865,179	10,560,424
5.5000%, 6/1/53	167,407	162,712
4.5000%, 7/1/53	2,415,201	2,241,774
5.0000%, 7/1/53	3,988,610	3,809,964
5.5000%, 7/1/53	480,008	465,129
5.5000%, 7/1/53	288,493	280,401
4.5000%, 8/1/53	2,178,307	2,021,890
5.0000%, 8/1/53	5,340,144	5,100,963
5.0000%, 8/1/53	347,553	328,875
5.5000%, 9/1/53	8,386,463	8,152,432
3.5000%, 8/1/56	2,791,426	2,407,046
3.0000%, 2/1/57	2,782,420	2,290,947
3.0000%, 6/1/57	49,806	41,021
		444,470,985
Freddie Mac Gold Pool:
3.5000%, 1/1/47	234,455	206,828
4.0000%, 8/1/48	795,085	719,874
4.0000%, 9/1/48	536,936	486,127
		1,412,829
Freddie Mac Pool:
3.0000%, 5/1/31	2,707,581	2,536,362
3.0000%, 9/1/32	597,542	545,221
3.0000%, 10/1/32	292,677	267,077
3.0000%, 1/1/33	369,230	336,900
2.5000%, 12/1/33	2,762,227	2,525,285
3.0000%, 10/1/34	671,037	611,249
3.0000%, 10/1/34	302,769	275,865
2.5000%, 11/1/34	813,447	721,998
2.5000%, 11/1/34	215,625	191,384

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
6.0000%, 4/1/40	$800,628	$827,019
3.5000%, 7/1/42	129,639	114,531
3.5000%, 8/1/42	151,506	133,499
3.5000%, 8/1/42	141,114	124,342
3.5000%, 2/1/43	360,156	317,083
3.0000%, 3/1/43	1,417,239	1,211,592
3.0000%, 6/1/43	55,408	46,813
3.5000%, 2/1/44	446,497	393,099
4.5000%, 5/1/44	215,457	201,846
3.5000%, 12/1/44	2,727,646	2,413,022
3.0000%, 1/1/45	690,982	587,975
3.0000%, 1/1/46	124,437	106,418
3.5000%, 7/1/46	484,084	423,505
4.0000%, 3/1/47	282,642	257,604
3.0000%, 4/1/47	323,803	273,554
3.5000%, 4/1/47	115,782	101,808
3.5000%, 9/1/47	964,968	843,297
3.5000%, 12/1/47	1,602,172	1,407,516
3.5000%, 2/1/48	576,989	502,687
4.0000%, 3/1/48	650,216	592,870
4.5000%, 3/1/48	22,494	21,017
4.0000%, 4/1/48	623,403	564,229
4.0000%, 4/1/48	598,141	540,824
4.0000%, 4/1/48	137,553	124,372
4.0000%, 5/1/48	1,002,239	906,199
4.5000%, 7/1/48	149,121	139,326
5.0000%, 9/1/48	30,264	29,043
4.0000%, 11/1/48	166,127	150,208
4.0000%, 12/1/48	2,025,400	1,831,036
4.5000%, 12/1/48	530,752	495,133
4.5000%, 6/1/49	136,914	127,472
4.0000%, 7/1/49	1,510,192	1,364,357
4.5000%, 7/1/49	1,161,805	1,081,681
4.5000%, 7/1/49	173,743	161,800
3.0000%, 8/1/49	248,503	206,006
4.5000%, 8/1/49	1,038,904	967,256
3.0000%, 12/1/49	340,791	285,296
3.0000%, 12/1/49	245,480	205,506
4.5000%, 1/1/50	695,688	647,711
4.5000%, 1/1/50	192,086	178,883
3.5000%, 3/1/50	146,325	126,962
4.0000%, 3/1/50	2,038,940	1,843,558
4.5000%, 3/1/50	2,362,817	2,159,762
4.0000%, 6/1/50	3,231,754	2,933,374
2.5000%, 8/1/50	328,900	266,204
2.5000%, 8/1/50	121,500	98,306
2.5000%, 9/1/50	591,918	478,765
4.5000%, 9/1/50	5,828,466	5,445,617
4.0000%, 10/1/50	570,598	515,470
4.5000%, 10/1/50	3,113,346	2,899,355
4.0000%, 11/1/50	3,663,117	3,309,209
2.5000%, 6/1/51	6,793,013	5,479,596
2.5000%, 11/1/51	4,625,581	3,725,466
2.5000%, 1/1/52	1,237,518	995,503
2.5000%, 1/1/52	777,890	625,209
2.5000%, 2/1/52	1,842,234	1,480,752
3.0000%, 2/1/52	1,041,492	870,311
3.0000%, 2/1/52	745,487	624,767
2.5000%, 3/1/52	284,511	228,507
3.0000%, 3/1/52	1,114,826	934,039
4.5000%, 3/1/52	95,307	87,508
3.5000%, 4/1/52	2,214,451	1,934,432
3.5000%, 4/1/52	1,160,325	1,003,701
3.5000%, 4/1/52	1,111,681	961,623
3.5000%, 4/1/52	343,875	297,469
3.5000%, 4/1/52	332,447	287,543
3.0000%, 6/1/52	13,680,867	11,465,462
3.5000%, 6/1/52	5,263,189	4,572,038
3.5000%, 6/1/52	4,873,118	4,255,406
3.5000%, 7/1/52	19,202,733	16,669,190
3.5000%, 8/1/52	3,588,766	3,115,277
4.5000%, 8/1/52	20,110,215	18,494,120
4.5000%, 8/1/52	8,665,525	7,962,887
4.5000%, 8/1/52	4,507,867	4,145,607

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
5.0000%, 8/1/52	$4,567,042	$4,358,962
5.5000%, 9/1/52	2,786,004	2,709,559
4.5000%, 10/1/52	4,112,263	3,806,397
5.0000%, 10/1/52	6,042,788	5,718,654
5.0000%, 10/1/52	3,975,527	3,758,954
5.0000%, 10/1/52	120,890	114,405
5.5000%, 10/1/52	142,585	138,746
5.5000%, 11/1/52	13,317,655	12,956,618
5.0000%, 1/1/53	227,362	215,166
5.0000%, 1/1/53	196,676	185,962
5.0000%, 3/1/53	1,679,453	1,583,948
5.0000%, 3/1/53	836,045	790,414
5.0000%, 3/1/53	808,161	764,052
5.0000%, 3/1/53	311,827	294,094
5.0000%, 4/1/53	995,178	939,502
5.0000%, 5/1/53	5,025,116	4,746,635
5.0000%, 5/1/53	2,043,062	1,929,840
5.0000%, 5/1/53	1,150,569	1,086,807
5.0000%, 5/1/53	221,674	209,761
5.5000%, 5/1/53	2,150,841	2,090,863
5.5000%, 5/1/53	416,681	403,765
5.0000%, 6/1/53	832,422	786,291
5.0000%, 6/1/53	791,080	746,277
5.0000%, 6/1/53	780,262	735,931
5.0000%, 6/1/53	758,386	715,259
5.0000%, 6/1/53	618,479	583,451
5.0000%, 6/1/53	468,903	442,238
5.0000%, 6/1/53	437,191	412,329
5.0000%, 6/1/53	293,623	276,941
5.5000%, 6/1/53	923,124	894,511
5.5000%, 6/1/53	802,883	776,036
5.5000%, 6/1/53	615,212	594,640
5.5000%, 6/1/53	591,153	571,386
5.5000%, 6/1/53	538,275	520,082
5.0000%, 7/1/53	1,502,092	1,434,815
5.0000%, 7/1/53	969,858	914,706
5.5000%, 7/1/53	2,195,065	2,127,026
5.5000%, 7/1/53	1,468,075	1,418,986
5.5000%, 7/1/53	1,387,754	1,344,738
		203,310,518
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	44,383,441	36,252,395
3.5000%, TBA, 30 Year Maturity	32,384,335	28,352,874
4.0000%, TBA, 30 Year Maturity	17,210,047	15,497,011
4.5000%, TBA, 30 Year Maturity	9,372,944	8,655,042
5.0000%, TBA, 30 Year Maturity	6,595,041	6,247,845
		95,005,167
Ginnie Mae I Pool:
4.0000%, 1/15/45	2,569,201	2,368,104
4.5000%, 8/15/46	2,725,672	2,552,366
4.0000%, 7/15/47	495,871	451,840
4.0000%, 8/15/47	65,313	59,513
4.0000%, 11/15/47	74,806	68,164
4.0000%, 12/15/47	231,541	210,981
		5,710,968
Ginnie Mae II Pool:
3.0000%, 11/20/46	11,057,461	9,528,013
4.0000%, 8/20/47	319,923	291,541
4.0000%, 8/20/47	53,367	48,633
4.0000%, 8/20/47	41,898	38,181
4.5000%, 2/20/48	260,875	244,660
4.0000%, 5/20/48	129,923	118,701
4.5000%, 5/20/48	430,511	403,314
4.5000%, 5/20/48	111,263	104,234
4.0000%, 6/20/48	1,311,314	1,198,047
5.0000%, 8/20/48	894,945	862,354
3.5000%, 5/20/49	14,800,245	13,130,459
2.5000%, 3/20/51	13,876,683	11,386,974
3.0000%, 4/20/51	12,148,295	10,336,507
3.0000%, 7/20/51	6,872,109	5,840,848
3.0000%, 8/20/51	15,517,906	13,184,429
		66,716,895
Total Mortgage-Backed Securities (cost $980,759,542)		907,004,333

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– 6.9%
4.6250%, 9/15/26	$174,929,000	$174,068,020
4.3750%, 8/31/28	72,307,600	71,590,173
4.6250%, 9/30/30	23,910,000	23,917,472
3.8750%, 8/15/33	100,859,500	95,296,468
3.8750%, 5/15/43	91,499,400	79,547,291
4.3750%, 8/15/43	24,340,000	22,708,459
3.6250%, 5/15/53	85,152,300	70,503,443
Total United States Treasury Notes/Bonds (cost $555,550,942)		537,631,326
Common Stocks– 61.4%
Aerospace & Defense – 0.7%
General Dynamics Corp	244,984	54,134,114
Air Freight & Logistics – 0.8%
United Parcel Service Inc	395,217	61,602,474
Banks – 2.0%
Bank of America Corp	2,238,230	61,282,737
JPMorgan Chase & Co	630,554	91,442,941
		152,725,678
Beverages – 1.5%
Coca-Cola Co	473,640	26,514,367
Constellation Brands Inc - Class A	139,689	35,108,036
Monster Beverage Corp	1,064,521	56,366,387
		117,988,790
Biotechnology – 1.1%
AbbVie Inc	473,157	70,528,782
Vertex Pharmaceuticals Inc*	34,643	12,046,757
		82,575,539
Building Products – 0.4%
Trane Technologies PLC	163,647	33,205,613
Capital Markets – 2.5%
Charles Schwab Corp	552,726	30,344,657
CME Group Inc	290,324	58,128,671
Goldman Sachs Group Inc	121,591	39,343,200
Morgan Stanley	831,694	67,924,449
		195,740,977
Chemicals – 0.9%
Corteva Inc	802,727	41,067,513
Sherwin-Williams Co	102,294	26,090,085
		67,157,598
Communications Equipment – 0.6%
Cisco Systems Inc	930,520	50,024,755
Consumer Finance – 1.1%
American Express Co	593,266	88,509,355
Diversified Financial Services – 2.4%
Mastercard Inc	466,441	184,668,656
Electrical Equipment – 0.5%
Rockwell Automation Inc	122,596	35,046,519
Electronic Equipment, Instruments & Components – 0.5%
TE Connectivity Ltd	329,542	40,708,323
Energy Equipment & Services – 0.2%
Schlumberger Ltd	331,982	19,354,551
Entertainment – 0.3%
Netflix Inc*	60,225	22,740,960
Food & Staples Retailing – 1.6%
Costco Wholesale Corp	99,414	56,164,933
Dollar General Corp	245,064	25,927,771
Sysco Corp	659,676	43,571,600
		125,664,304
Food Products – 0.5%
Hershey Co	176,563	35,326,725
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	750,404	72,676,627
Edwards Lifesciences Corp*	335,104	23,216,005
Stryker Corp	151,076	41,284,539
		137,177,171
Health Care Providers & Services – 2.6%
HCA Healthcare Inc	136,188	33,499,524
UnitedHealth Group Inc	337,850	170,340,591
		203,840,115
Hotels, Restaurants & Leisure – 4.1%
Booking Holdings Inc*	21,380	65,934,851
Chipotle Mexican Grill Inc*	14,391	26,361,866
Hilton Worldwide Holdings Inc	549,555	82,532,170
McDonald's Corp	342,525	90,234,786

Shares or Principal Amounts		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure– (continued)
Starbucks Corp	619,002	$56,496,313
		321,559,986
Household Products – 0.9%
Procter & Gamble Co	485,126	70,760,478
Industrial Conglomerates – 0.8%
Honeywell International Inc	344,510	63,644,777
Information Technology Services – 1.4%
Accenture PLC	345,786	106,194,338
Insurance – 1.5%
Marsh & McLennan Cos Inc	127,468	24,257,160
Progressive Corp/The	666,667	92,866,713
		117,123,873
Interactive Media & Services – 4.4%
Alphabet Inc - Class C*	1,619,846	213,576,695
Meta Platforms Inc - Class A*	411,980	123,680,516
		337,257,211
Life Sciences Tools & Services – 1.4%
Danaher Corp	134,784	33,439,910
Thermo Fisher Scientific Inc	141,613	71,680,252
		105,120,162
Machinery – 1.2%
Deere & Co	244,090	92,114,684
Media – 1.1%
Comcast Corp - Class A	1,939,901	86,015,210
Oil, Gas & Consumable Fuels – 1.8%
Chevron Corp	345,423	58,245,226
ConocoPhillips	684,925	82,054,015
		140,299,241
Pharmaceuticals – 2.3%
Eli Lilly & Co	131,165	70,452,656
Merck & Co Inc	701,857	72,256,178
Zoetis Inc	223,653	38,911,149
		181,619,983
Professional Services – 0.7%
Automatic Data Processing Inc	220,463	53,038,989
Semiconductor & Semiconductor Equipment – 4.9%
KLA Corp	100,187	45,951,769
Lam Research Corp	149,344	93,604,339
NVIDIA Corp	416,192	181,039,358
Texas Instruments Inc	375,533	59,713,502
		380,308,968
Software – 6.8%
Cadence Design Systems Inc*	97,653	22,880,098
Intuit Inc	74,715	38,174,882
Microsoft Corp	1,381,249	436,129,372
Oracle Corp	253,300	26,829,536
		524,013,888
Specialty Retail – 1.6%
Home Depot Inc	215,974	65,258,704
TJX Cos Inc	654,672	58,187,247
		123,445,951
Technology Hardware, Storage & Peripherals – 3.4%
Apple Inc	1,531,336	262,180,037
Textiles, Apparel & Luxury Goods – 1.1%
NIKE Inc - Class B	861,022	82,330,924
Total Common Stocks (cost $2,867,928,464)		4,755,220,917
Investment Companies– 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $205,566,128)	205,546,406	205,608,070
Total Investments (total cost $6,198,116,911) – 102.0%		7,904,627,012
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(157,388,257)
Net Assets – 100%		$7,747,238,755

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$7,759,629,741	98.2%
Canada	35,249,405	0.4
United Kingdom	24,179,479	0.3
Japan	20,580,067	0.3
France	18,348,124	0.2
Australia	15,930,797	0.2
Netherlands	13,234,319	0.2
Finland	9,726,067	0.1
Germany	4,628,006	0.1
Ireland	3,121,007	0.0

Total	$7,904,627,012	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$11,968,692	$33,019	$(12,466)	$205,608,070

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	438,599,135	969,104,494	(1,202,116,112)	205,608,070

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	702	12/29/23	$75,859,875	$(1,469,848)
2 Year US Treasury Note	3,664	1/4/24	742,732,877	(1,698,293)
5 Year US Treasury Note	5,502	1/4/24	579,687,281	(6,427,346)
Ultra Long Term US Treasury Bond	305	12/29/23	36,199,688	(2,732,855)
US Treasury Long Bond	1,346	12/29/23	153,149,563	(8,496,558)
Total - Futures Long				(20,824,900)
Futures Short:
Ultra 10-Year Treasury Note	1,631	12/29/23	(181,958,438)	5,453,738
Total				$(15,371,162)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2023

Futures contracts:
Average notional amount of contracts - long	$1,015,131,051
Average notional amount of contracts - short	103,533,616

Notes to Schedule of Investments (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $794,715,439, which represents 10.3% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$664,733,969	$-
Corporate Bonds	-	834,428,397	-
Mortgage-Backed Securities	-	907,004,333	-
United States Treasury Notes/Bonds	-	537,631,326	-
Common Stocks	4,755,220,917	-	-
Investment Companies	-	205,608,070	-
Total Investments in Securities	$4,755,220,917	$3,149,406,095	$-
Other Financial Instruments(a):
Futures Contracts	5,453,738	-	-
Total Assets	$4,760,674,655	$3,149,406,095	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$20,824,900	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70301 11-23